Summary of significant accounting policies- Others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥)
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%	50.00%
Reclassification of comparative figures
Impact of the retrospective reclassification on cash flows from operating activities	$ 22,496	¥ 150,975	¥ 125,805	¥ 82,854
Impact of the retrospective reclassification on cash flows from investing activities	(22,509)	(151,060)	(83,764)	(79,579)
Impact of the retrospective reclassification on effect of exchange rate changes	$ 484	3,245	(6,065)	2,038
ASU 2016-18 | Adjustment
Reclassification of comparative figures
Impact of the retrospective reclassification on cash flows from operating activities			634	2,528
Impact of the retrospective reclassification on cash flows from investing activities			126	(1,215)
Impact of the retrospective reclassification on effect of exchange rate changes			2	(4)
PRC
Statutory reserves
Appropriation to statutory reserves		¥ 690	¥ 298	¥ 836
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%	125.00%
Share repurchase for purpose of certain equity investment plans for management
Treasury shares
Number of ordinary shares included in treasury shares account | shares	18,737,922	18,737,922	20,789,596
Company's share of an equity method investee's in the Company | Suning
Treasury shares
Number of ordinary shares included in treasury shares account | shares			4,162,856